Alliance
Municipal
Trust

--Pennsylvania
  Portfolio
                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS         Alliance Municipal Trust - Pennsylvania Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-Pennsylvania Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-Pennsylvania Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
June 30, 2001                                             Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-89.9%
            GEORGIA-1.1%
            Appling County PCR
            (Georgia Power Co.
            Project)
            Series 97
$      900  9/01/29 (b).............      3.25%   $    900,000
                                                  ------------
            INDIANA-2.4%
            Whiting IDA
            (Amoco Oil Co.)
            Series 96 AMT
     2,000  1/01/26 (b).............      3.45       2,000,000
                                                  ------------
            MASSACHUSETTS-3.2%
            Massachusetts
            Development
            Finance Agency
            (New Bedford
            Whaling Museum)
            Series 99
     2,000  9/01/29 (b).............      2.65       2,000,000
            Massachusetts GO
            (Central Artery-
            Ted Williams)
            Series 00A
       600  12/01/30 (b)............      3.35         600,000
                                                  ------------
                                                     2,600,000
                                                  ------------
            PENNSYLVANIA-82.6%
            Allegheny County
            Hospital Development
            (Covenant At South Hills)
            Series 01B
     4,000  2/01/08 (b).............      2.73       4,000,000
            Allegheny County
            Hospital Development
            (Presbyterian
            University Hospital)
            Series 88B-1
     2,455  3/01/18 (b).............      2.70       2,455,000
            Allegheny County IDA
            (Karrington of South Hills
            Assisted Living)
            Series 96 AMT
     1,300  7/01/26 (b).............      2.75       1,300,000
            Allegheny County IDA
            (United Jewish
            Federation Project)
            Series 96A
     4,000  10/01/26 (b)............      2.80       4,000,000
            Allegheny County IDA
            (USX Corp.)
            Series 98
     1,800  12/01/32 (b)............      2.70       1,800,000
            Bucks County IDA
            (SHV Real Estate, Inc.
            Project)
            Series 85
     1,900  7/01/15 (b).............      2.40       1,900,000
            Cambria County IDA
            (Cambria Cogen Co.
            Project)
            Series 98A-1 AMT
     1,750  12/01/28 (b)............      2.70       1,750,000
            Chartiers Valley IDA
            (Asbury Villas)
            Series 00B
     3,000  12/01/30 (b)............      2.77       3,000,000
            Chester Water
            Authority Bond
            Series 00 FSA
       545  12/01/01................      3.25         545,000
            Commonwealth System
            of Higher Education
            (University of Pittsburgh
            Capital Project)
            Series 00B
     1,000  9/15/24 (b).............      2.75       1,000,000
     1,000  9/15/29 (b).............      2.75       1,000,000
            Delaware County IDA
            (Resource Recovery
            Facility)
            Series 97G
     2,300  12/01/31 (b)............      2.60       2,300,000
            Delaware County IDA
            (Sunoco, Inc.)
            Series 98
     2,200  11/01/33 (b)............      2.80       2,200,000
            Delaware Valley
            (Regional Finance
            Authority)
            Series 86
     1,350  8/01/16 (b).............      2.65       1,350,000

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            Elk County IDA
            (Willamette Industries
            Project)
            Series 92 AMT
$      800  8/01/10 (b).............      2.75%   $    800,000
            Emmaus General
            Authority Revenue
            Series 89B-18
     2,000  3/01/24 (b).............      2.80       2,000,000
            Emmaus Local
            Government
            Pooled Bond Program
            (Freport Area School)
            Series H-15
     2,000  3/01/24 (b).............      2.80       2,000,000
            Erie County Prison
            Authority
            Series 91 MBIA
     1,500  11/01/01................      3.21       1,517,266
            Gettysburg IDA
            (Dal-Tile Corp.)
            Series 87A
       605  3/01/04 (b).............      2.95         605,000
            Harrisburg Authority
            Revenue
            Series 01
       800  3/01/34 (b).............      2.76         800,000
            Indiana County IDA
            (Conemaugh Project)
            Series 97A AMT
     3,000  6/01/27 (b).............      2.95       3,000,000
            Lancaster County
            Hospital Authority
            (Quarryville Presbyterian
            Retirement Comm.)
            Series 00
       900  5/15/30 (b).............      2.78         900,000
            Lancaster County
            SWR
            (Resource Recovery
            System)
            AMBAC Series 98A
     2,500  12/15/01................      4.46       2,506,038
            Lehigh County
            (Wiley House)
            Pre-Refunded
            Series 91
     1,000  11/01/01................      3.10       1,040,864
            Lehigh County IDA
            (Allegheny Electrical
            Coop, Inc.)
            Series 85A
     2,000  12/01/15 (b)............      2.40       2,000,000
            Luzerne County
            (Convention Center
            Revenue Bonds)
            Series 98A
     3,000  9/01/28 (b).............      2.65       3,000,000
            Montgomery County
            (PA Higher Education
            & Health Loan)
            Series 96A
     3,070  8/01/21 (b).............      2.67       3,070,000
            Montgomery County
            (PA Higher Education
            & Health Loan)
            Series 97A
     1,105  4/01/17 (b).............      2.75       1,105,000
            Pennsylvania Economic
            Development Finance
            Authority
            (Amtrak Project)
            Series 01B AMT
     1,000  11/01/01.............      3.10       1,000,000
            Pennsylvania Higher
            Education Facility
            (UPMC Health Systems)
            Series 99A FSA (PPB)
     2,335  8/01/01.................      3.44       2,335,023
            Philadelphia Hospital
            & Higher Education
            Facilities
            (Albert Einstein
            Medical Center)
            Pre-Refunded
     2,000  10/01/01................      2.78       2,060,461
            Philadelphia Hospital
            & Higher Education
            Facilities
            (Wills Eye Hospital
            Project)
            Series 00
     2,200  11/01/30 (b)............      2.80       2,200,000
            Philadelphia IDA
            (Cliveden-Maplewood
            Convention)
            Series 99
     2,000  1/01/24 (b).............      2.80       2,000,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                       Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            Philadelphia IDA
            (Performing Arts
            Center Project)
            Series 00
$    1,000  6/01/25 (b).............      2.70%   $  1,000,000
            Schuykill County IDA
            (Gilberton
            Power Project)
            Series 85
     1,800  12/01/02 (b)............      2.65       1,800,000
            Schuykill County IDA
            (Northeastern
            Power Project)
            Series 97B AMT
     1,000  12/01/22 (b)............      3.35       1,000,000
            Washington County
            (Higher Education Pooled
            Equipment Lease)
            Series 85A
     2,100  11/01/05 (b)............      2.85       2,100,000
                                                  ------------
                                                    68,439,652
                                                  ------------
            SOUTH CAROLINA-0.6%
            Berkeley County IDR
            (Amoco Chemical Co.
            Project)
            Series 97 AMT
       500  4/01/27 (b).............      3.45         500,000
                                                  ------------
            Total Municipal Bonds
            (amortized cost
            $74,439,652)............                74,439,652
                                                  ------------
            COMMERCIAL
            PAPER-6.3%
            PENNSYLVANIA-6.3%
            Clarion County IDA
            Series 90 AMT
     1,265  9/11/01.................      3.10       1,265,000
            Montgomery County IDA
            (Exelon Generation Co.)
            Series 96A
     2,000  9/10/01.................      3.21       2,000,000
            Venango IDA
            (Scrubgrass Project)
            Series A
     2,000  7/09/01.................      2.90       2,000,000
                                                  ------------
            Total Commercial Paper
            (amortized cost
            $5,265,000).............                 5,265,000
                                                  ------------
            TOTAL
            INVESTMENTS-96.2%
            (amortized cost
            $79,704,652)............                79,704,652
            Other assets less
            liabilities-3.8%........                 3,129,700
                                                  ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            82,834,352 shares
            outstanding)............              $ 82,834,352
                                                  ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      FSA   - Financial Security Assurance
      GO    - General Obligation
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue
      MBIA  - Municipal Bond Investors Assurance
      PCR   - Pollution Control Revenue
      SWR   - Solid Waste Removal

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
July 31, 2000 (a) to June 30, 2001                        Pennsylvania Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $       2,954,137
EXPENSES
   Advisory fee (Note B)............................................................      $         389,259
   Distribution assistance and administrative service (Note C)......................                353,807
   Custodian fees...................................................................                 61,984
   Transfer agency (Note B).........................................................                 43,748
   Offering and organization expenses...............................................                 42,800
   Registration fees................................................................                 20,379
   Audit and legal fees.............................................................                 17,639
   Printing.........................................................................                 16,254
   Trustees' fees...................................................................                  2,500
   Miscellaneous....................................................................                  3,387
                                                                                          -----------------
   Total expenses...................................................................                951,757
   Less: expense reimbursement......................................................               (173,239)
                                                                                          -----------------
   Net expenses.....................................................................                                      778,518
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $       2,175,619
                                                                                                                =================

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                                              July 31, 2000 (a) to
                                                                                                                  June 30, 2001
                                                                                                              ====================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income...................................................................................     $       2,175,619
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income...................................................................................            (2,175,619)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)...................................................................................            82,834,352
                                                                                                                -----------------
   Total increase..........................................................................................            82,834,352
NET ASSETS
   Beginning of period.....................................................................................                    -0-
                                                                                                                -----------------
   End of period...........................................................................................     $      82,834,352
                                                                                                                =================

--------------------------------------------------------------------------------

(a)   Commencement of operations

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
June 30, 2001                                             Pennsylvania Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio (the "Portfolio"), Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. The Portfolio commenced operations on July 31, 2000. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization and Offering Expenses

Organization expenses of $4,500 were charged to the Fund as incurred prior to commencement of operations. Offering expenses of $38,300 have been deferred and are being amortized on a straight-line basis through June 2001.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the period ended June 30, 2001, the reimbursement amounted to $173,239.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $16,500 for the period ended June 30, 2001.

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

For the period ended June 30, 2001, the Portfolio's expenses were reduced by $107 under an expense offset arrangement with Alliance Global Investor Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the period ended June 30, 2001, the distribution fee amounted to $194,629. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the period ended June 30, 2001, such payments by the Portfolio amounted to $159,178, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2001, capital paid-in aggregated $82,834,352. Transactions, all at $1.00 per share, were as follows:

                                                                                                                July 31, 2000* to
                                                                                                                  June 30, 2001
                                                                                                               ===================
Shares sold..................................................................................................         403,908,625
Shares issued on reinvestments of dividends..................................................................           2,175,619
Shares redeemed..............................................................................................        (323,249,892)
                                                                                                                -----------------
Net increase.................................................................................................          82,834,352
                                                                                                                =================

--------------------------------------------------------------------------------

*     Commencement of operations.

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                      Pennsylvania Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                                July 31, 2000(a)
                                                                                       to
                                                                                    June 30,
                                                                                      2001
                                                                                ================
Net asset value, beginning of period.........................................       $  1.00
                                                                                    -------
Income From Investment Operations
Net investment income (b)....................................................          .026
                                                                                    -------
Less: Dividends
Dividends from net investment income.........................................         (.026)
                                                                                    -------
Net asset value, end of period...............................................       $  1.00
                                                                                    =======
Total Return
Total investment return based on net asset value (c).........................          2.61%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................................       $82,834
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements...............................          1.00%(d)
   Expenses, before waivers and reimbursements............................          1.22%(d)
Net investment income (b)....................................................          2.79%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                                      Alliance Municipal Trust -
REPORT OF INDEPENDENT ACCOUNTANTS                         Pennsylvania Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Pennsylvania Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Pennsylvania Portfolio (the "Fund") at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period July 31, 2000 (commencement of operations) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2001, by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

Alliance Capital Reserves

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

Alliance Municipal Trust - Pennsylvania Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |8| |7| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTPAAR601